Activity in AROs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Asset Retirement Obligations [Line Items]
Beginning balance	$ 21,593	$ 18,878
Revisions in estimated cash flows	(4,218)	(690)
Additional accruals	959	1,733
Foreign currency translation	526	132
Accretion	1,055	1,585
Disposals	(37)	(45)
Ending balance	$ 19,878	$ 21,593